Premiums receivable (Tables)	12 Months Ended
Dec. 31, 2014
Premiums Receivable Disclosure [Abstract]
Components of premiums receivable
The following is a breakdown of the components of premiums receivable at December 31, 2014 and 2013:

	Premiums in course of collection	Premiums accrued but unbilled	Total
Balance as at December 31, 2013	$73,702	$623,531	$697,233
Change during 2014	11,347	(933)	10,414
Balance as at December 31, 2014	$85,049	$622,598	$707,647

Balance as at December 31, 2012	$214,891	$587,268	$802,159
Change during 2013	(141,189)	36,263	(104,926)
Balance as at December 31, 2013	$73,702	$623,531	$697,233